OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	11/30/13

Item 1. Schedule of Investments.

Premier Portfolio
Premier U.S. Government Money Portfolio Premier Tax-Exempt Portfolio
Quarterly Schedule of Portfolio Holdings November 30, 2013

invesco.com/us	CM-I-TST-QTR-1	11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–51.90%(a)

Asset-Backed Securities - Consumer Receivables–5.00%

Barton Capital LLC (b)	0.19%	03/19/14	$60,000	$60,000,000
Old Line Funding, LLC (b)	0.20%	01/21/14	12,000	11,996,600
Old Line Funding, LLC (b)	0.23%	03/06/14	125,000	125,000,000
Old Line Funding, LLC (b)	0.23%	04/11/14	92,900	92,900,000
Old Line Funding, LLC (b)	0.24%	01/15/14	40,500	40,487,850
Old Line Funding, LLC (b)	0.24%	01/24/14	45,000	44,983,800
Salisbury Receivables Co. LLC (b)	0.18%	01/06/14	19,200	19,196,544
Sheffield Receivables Corp. (b)	0.18%	01/06/14	12,800	12,797,696
Thunder Bay Funding, LLC (b)	0.23%	04/09/14	29,500	29,500,000
Thunder Bay Funding, LLC (b)	0.24%	01/15/14	50,000	49,985,000
				486,847,490

Asset-Backed Securities - Diversified Banks–2.41%

Collateralized Commercial Paper Co., LLC	0.30%	03/07/14	60,000	59,952,000
Collateralized Commercial Paper Co., LLC	0.31%	02/03/14	125,000	124,931,111
Collateralized Commercial Paper II Co., LLC (b)	0.40%	08/05/14	50,000	49,862,778
				234,745,889

Asset-Backed Securities - Fully Supported–1.39%

Kells Funding LLC
(CEP-FMS Wertmanagement) (b)(c)	0.22%	03/19/14	35,000	34,976,900
(CEP-FMS Wertmanagement) (b)(c)	0.24%	01/07/14	50,000	49,987,666
(CEP-FMS Wertmanagement) (b)(c)	0.24%	02/03/14	50,000	49,978,667
				134,943,233

Asset-Backed Securities - Fully Supported Bank–6.77%

Alpine Securitization Corp.
(CEP-Credit Suisse AG) (b)(c)	0.12%	12/09/13	42,000	41,998,880
(CEP-Credit Suisse AG) (b)(c)	0.12%	12/10/13	50,000	49,998,500
Cancara Asset Securitisation LLC
(CEP-Lloyds Bank PLC) (b)(c)	0.18%	12/02/13	70,000	69,999,650
(CEP-Lloyds Bank PLC) (b)(c)	0.18%	12/09/13	30,900	30,898,764
(CEP-Lloyds Bank PLC) (b)(c)	0.18%	12/20/13	24,700	24,697,654
(CEP-Lloyds Bank PLC) (b)(c)	0.18%	01/03/14	5,000	4,999,175
Concord Minutemen Capital Co., LLC
(Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.21%	01/03/14	25,000	24,995,188
(Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.21%	01/06/14	75,000	74,984,250
Crown Point Capital Co., LLC -Series A, (Multi CEP’s-Liberty Hampshire Co., LLC) (b)	0.21%	01/06/14	60,000	59,987,400
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi) (b)(c)	0.17%	02/05/14	85,749	85,722,275
Lexington Parker Capital Co., LLC
(Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.20%	12/20/13	20,000	19,997,889
(Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.21%	01/15/14	50,000	49,986,875
Matchpoint Master Trust
(CEP-BNP Paribas SA) (b)(c)	0.21%	02/03/14	50,000	49,981,333
(CEP-BNP Paribas SA) (b)(c)	0.26%	12/17/13	36,000	35,995,840
Ridgefield Funding Co. LLC Series A, (CEP-BNP Paribas SA) (b)(c)	0.32%	05/06/14	35,000	34,996,000
				659,239,673

Asset-Backed Securities - Multi-Purpose–10.49%

Atlantic Asset Securitization LLC (b)	0.12%	12/20/13	30,000	29,998,100
Atlantic Asset Securitization LLC (b)	0.20%	02/06/14	100,000	100,000,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Asset-Backed Securities - Multi-Purpose–(continued)

Chariot Funding, LLC (b)	0.23%	12/09/13	$28,000	$27,998,569
Chariot Funding, LLC (b)(c)	0.23%	05/01/14	25,000	24,975,882
Chariot Funding, LLC (b)	0.23%	05/13/14	50,000	49,947,930
Chariot Funding, LLC (b)	0.24%	12/11/13	50,000	49,996,667
Chariot Funding, LLC (b)	0.24%	02/03/14	30,000	29,987,200
Chariot Funding, LLC (b)	0.24%	04/01/14	35,000	34,971,767
Chariot Funding, LLC (b)	0.30%	02/27/14	25,000	24,981,667
CIESCO, LLC (b)	0.11%	12/09/13	9,000	8,999,780
Jupiter Securitization Co. LLC (b)	0.24%	03/06/14	25,000	24,984,166
Jupiter Securitization Co. LLC (b)	0.23%	03/18/14	15,000	14,989,746
Jupiter Securitization Co. LLC (b)	0.23%	04/03/14	23,000	22,981,926
Jupiter Securitization Co. LLC (b)	0.23%	05/06/14	50,000	49,950,167
Jupiter Securitization Co. LLC (b)	0.24%	12/05/13	10,000	9,999,733
Jupiter Securitization Co. LLC (b)	0.24%	01/15/14	45,000	44,986,500
Jupiter Securitization Co. LLC (b)	0.24%	03/25/14	25,000	24,981,000
Jupiter Securitization Co. LLC (b)	0.24%	04/02/14	10,000	9,991,867
Jupiter Securitization Co. LLC (b)	0.30%	02/18/14	15,000	14,990,125
Mont Blanc Capital Corp. (b)(c)	0.20%	02/05/14	50,000	49,981,667
Nieuw Amsterdam Receivables Corp. (b)(c)	0.16%	12/02/13	31,800	31,799,859
Nieuw Amsterdam Receivables Corp. (b)(c)	0.16%	12/12/13	25,600	25,598,748
Nieuw Amsterdam Receivables Corp. (b)(c)	0.17%	12/11/13	4,000	3,999,811
Nieuw Amsterdam Receivables Corp. (b)(c)	0.17%	02/03/14	50,000	49,984,889
Nieuw Amsterdam Receivables Corp. (b)(c)	0.18%	12/03/13	30,000	29,999,700
Regency Markets No. 1 LLC (b)(c)	0.14%	12/19/13	58,000	57,995,940
Regency Markets No. 1 LLC (b)(c)	0.14%	12/20/13	105,000	104,992,241
Scaldis Capital LLC (b)(c)	0.13%	12/20/13	29,000	28,998,010
Scaldis Capital LLC (b)(c)	0.14%	12/20/13	15,000	14,998,892
Scaldis Capital LLC (b)(c)	0.20%	02/20/14	23,700	23,689,335
				1,021,751,884

Asset-Backed Securities - Trade Receivables–1.03%

Victory Receivables Corp.
(CEP-Bank of Tokyo-Mitsubishi) (b)(c)	0.18%	12/02/13	40,000	39,999,800
(CEP-Bank of Tokyo-Mitsubishi) (b)(c)	0.19%	01/21/14	60,000	59,983,850
				99,983,650

Consumer Finance–0.96%

Toyota Motor Credit Corp. (c)	0.22%	12/11/13	49,000	48,997,006
Toyota Motor Credit Corp. (c)	0.27%	01/03/14	45,000	44,988,862
				93,985,868

Diversified Banks–18.19%

Australia & New Zealand Banking Group, Ltd. (b)(c)	0.24%	05/27/14	33,000	33,000,000
Barclays Bank PLC (b)(c)	0.49%	07/31/14	90,000	90,000,000
BNP Paribas Finance Inc. (c)	0.19%	02/03/14	50,000	49,983,111
BNZ International Funding Ltd. (b)(c)	0.17%	12/13/13	70,000	69,996,033
Caisse de Depots et Cosignations (b)(c)	0.10%	12/02/13	72,000	71,999,800
Credit Agricole North America Inc. (b)	0.11%	12/04/13	96,000	95,999,120
Dexia Credit Local S.A. (c)	0.34%	12/12/13	40,000	39,995,844
Dexia Credit Local S.A. (c)	0.39%	02/14/14	30,000	29,975,625
Dexia Credit Local S.A. (c)	0.40%	02/12/14	20,000	19,983,778
Dexia Credit Local S.A. (c)	0.40%	02/13/14	65,000	64,946,556
ING (US) Funding LLC (c)	0.20%	03/03/14	20,000	19,989,778
ING (US) Funding LLC (c)	0.22%	03/03/14	20,000	19,988,755

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–(continued)

Lloyds TSB Bank PLC (c)	0.07%	12/03/13	$59,000	$58,999,771
Macquarie Bank Ltd. (b)(c)	0.20%	02/20/14	13,000	12,994,150
Mizuho Funding, LLC (b)(c)	0.21%	01/06/14	70,000	69,985,300
Mizuho Funding, LLC (b)(c)	0.25%	01/06/14	50,000	49,987,500
Mizuho Funding, LLC (b)(c)	0.21%	01/17/14	50,000	49,986,292
National Australia Funding Delaware Inc. (b)(c)	0.13%	12/02/13	25,000	24,999,913
Natixis US Financial Co., LLC (c)	0.12%	12/03/13	183,000	182,998,780
PNC Bank, N.A.	0.24%	02/12/14	15,000	15,000,000
PNC Bank, N.A.	0.24%	02/13/14	45,000	45,000,000
PNC Bank, N.A.	0.25%	04/23/14	10,000	10,000,000
PNC Bank, N.A.	0.28%	01/30/14	28,000	28,000,000
Rabobank USA Financial Corp. (c)	0.21%	04/03/14	51,000	50,963,407
Skandinaviska Enskilda Banken AB (b)(c)	0.17%	01/17/14	10,400	10,397,760
Societe Generale North America, Inc. (c)	0.10%	12/02/13	24,000	23,999,933
Societe Generale North America, Inc. (c)	0.12%	12/02/13	27,000	26,999,914
Societe Generale North America, Inc. (c)	0.14%	01/02/14	48,000	47,994,027
Societe Generale North America, Inc. (c)	0.20%	02/03/14	100,000	99,964,444
Standard Chartered Bank (b)(c)	0.20%	01/08/14	30,000	29,993,667
Standard Chartered Bank (b)(c)	0.20%	02/04/14	20,000	19,992,778
Standard Chartered Bank (b)(c)	0.20%	02/07/14	82,200	82,168,947
Standard Chartered Bank (b)(c)	0.22%	01/06/14	20,000	19,995,600
Standard Chartered Bank (b)(c)	0.22%	02/06/14	29,700	29,687,839
Sumitomo Mitsui Banking Corp. (b)(c)	0.21%	01/21/14	50,000	49,985,479
Sumitomo Mitsui Banking Corp. (b)(c)	0.24%	05/22/14	70,000	69,919,733
United Overseas Bank Funding LLC (c)	0.16%	12/12/13	29,500	29,498,558
United Overseas Bank Ltd. (b)(c)	0.15%	01/14/14	27,000	26,995,050
				1,772,367,242

Household Products–0.26%

Reckitt Benckiser Treasury Services PLC (b)(c)	0.52%	01/16/14	25,000	24,983,389

Other Diversified Financial Services–1.28%

General Electric Capital Corp.	0.20%	03/10/14	30,000	29,983,500
General Electric Capital Corp.	0.22%	01/06/14	40,000	39,991,200
General Electric Capital Corp.	0.22%	01/08/14	40,000	39,990,711
General Electric Capital Corp.	0.23%	02/03/14	15,000	14,993,867
				124,959,278

Regional Banks–1.33%

Commonwealth Bank of Australia (b)(c)	0.16%	01/02/14	40,000	39,994,311
Mitsubishi UFJ Trust & Banking Corp. (b)(c)	0.16%	12/04/13	90,000	89,998,800
				129,993,111

Soft Drinks–1.39%

Coca-Cola Co. (The) (b)	0.16%	04/08/14	25,000	24,985,778
Coca-Cola Co. (The) (b)	0.18%	04/08/14	10,000	9,993,600
Coca-Cola Co. (The) (b)	0.17%	04/04/14	40,000	39,976,578
Coca-Cola Co. (The) (b)	0.18%	05/06/14	10,000	9,992,200
Coca-Cola Co. (The) (b)	0.21%	02/05/14	50,000	49,980,750
				134,928,906

Specialized Finance–1.40%

Kreditanstalt fur Wiederaufbau (b)(c)	0.14%	02/24/14	26,000	25,991,405
Kreditanstalt fur Wiederaufbau (b)(c)	0.15%	12/02/13	50,000	49,999,792
Kreditanstalt fur Wiederaufbau (b)(c)	0.15%	01/06/14	60,000	59,991,000
				135,982,197
Total Commercial Paper (Cost $5,054,711,810)				5,054,711,810

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–20.82%

Bank of Montreal (c)	0.18%	01/02/14	$100,000	$100,000,000
Bank of Nova Scotia (c)	0.18%	04/10/14	51,300	51,299,084
Bank of Nova Scotia (c)	0.21%	04/03/14	90,000	90,000,000
Bank of Nova Scotia (c)(d)	0.30%	11/28/14	42,000	42,000,000
Bank of Nova Scotia (c)(d)	0.31%	05/09/14	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (c)	0.17%	12/31/13	154,800	154,800,000
Barclays Bank PLC (c)	0.25%	03/11/14	50,000	50,000,000
Barclays Bank PLC (c)	0.25%	06/17/14	100,000	100,000,000
Credit Agricole Corporate & Investment Bank (c)	0.17%	01/06/14	100,000	100,000,000
Mizuho Bank Ltd. (c)	0.16%	12/02/13	30,000	30,000,000
Mizuho Bank Ltd. (c)	0.21%	12/02/13	50,000	50,000,000
Nationwide Building Society (c)	0.24%	12/09/13	50,000	49,997,280
Natixis (c)	0.30%	06/25/14	130,000	130,000,000
Nordea Bank Finland PLC (c)	0.15%	02/12/14	53,000	53,000,000
Nordea Bank Finland PLC (c)	0.17%	03/06/14	50,000	50,000,000
Norinchukin Bank (The) (c)	0.27%	01/29/14	17,000	17,000,000
Norinchukin Bank (The) (c)	0.27%	01/21/14	49,000	49,000,000
Oversea-Chinese Banking Corp. Ltd. (c)	0.17%	12/24/13	23,900	23,900,000
Oversea-Chinese Banking Corp. Ltd. (c)	0.17%	01/06/14	92,000	92,000,000
Royal Bank of Canada (c)(d)	0.33%	12/04/14	100,000	100,000,000
Societe Generale (c)	0.09%	12/02/13	180,000	180,000,000
Sumitomo Mitsui Banking Corp. (c)	0.21%	01/21/14	50,000	50,000,000
Sumitomo Mitsui Banking Corp. (c)	0.25%	05/19/14	20,000	20,000,000
Swedbank AB (c)	0.11%	12/12/13	53,000	53,000,000
Toronto-Dominion Bank (c)	0.12%	12/02/13	109,000	109,000,000
Toronto-Dominion Bank (c)	0.15%	02/14/14	53,000	53,000,000
Toronto-Dominion Bank (c)	0.21%	01/27/14	50,000	50,000,000
Toronto-Dominion Bank (c)	0.21%	02/07/14	50,000	50,000,000
Toronto-Dominion Bank (c)	0.22%	03/03/14	30,000	30,000,000
Wells Fargo Bank, N.A. (d)	0.19%	05/02/14	50,000	50,000,000
Total Certificates of Deposit (Cost $2,027,996,364)				2,027,996,364

Variable Rate Demand Notes–6.06%(e)

Credit Enhanced–6.06%

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	10/01/33	2,500	2,500,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.04%	11/01/38	20,400	20,400,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC-National Australia Bank) (c)(f)	0.03%	12/31/47	12,400	12,400,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.) (f)	0.05%	09/01/33	1,900	1,900,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.07%	07/01/37	8,100	8,100,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.05%	05/15/31	2,000	2,000,000
Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC-Rabobank Nederland) (c)(f)	0.14%	09/01/14	6,600	6,600,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland) (c)(f)	0.14%	03/01/21	5,700	5,700,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP-FHLB of Chicago)	0.05%	06/01/40	4,760	4,760,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	01/01/16	2,900	2,900,000
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	07/01/35	17,600	17,600,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	06/01/37	$7,975	$7,975,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	08/15/25	930	930,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	02/01/24	3,000	3,000,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	02/01/39	2,700	2,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC-Wells Fargo Bank N.A.) (f)	0.05%	09/01/48	8,000	8,000,000
Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC-PNC Bank, N.A.) (f)	0.08%	05/01/42	14,500	14,500,000
Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP-FHLMC)	0.07%	04/01/44	2,200	2,200,000
Lincoln (County of), Oregon (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	11/01/24	3,000	3,000,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.) (f)	0.07%	11/01/14	1,675	1,675,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	10/15/38	18,234	18,234,000
Minneapolis & St. Paul (City of), Minnesota Redevelopment & Housing Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	11/15/35	13,300	13,300,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.07%	12/15/29	4,350	4,350,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	10/01/33	10,425	10,425,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (f)	0.06%	05/01/26	8,600	8,600,000
New Jersey (State of) Building Authority; Subseries 2003 A-2, VRD State Building RB (LOC-Barclays Bank PLC) (c)(f)	0.04%	06/15/23	37,150	37,150,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	06/15/32	55,360	55,360,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	01/01/24	3,500	3,500,000
New York (State of) Dormitory Authority (The New York Public Library); Series 1999, Ref. VRD RB (LOC-TD Bank N.A.) (f)	0.03%	07/01/28	22,270	22,270,000
New York (State of) Housing Finance Agency (8 East 102nd Street Housing); Series 2010 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.04%	05/01/44	76,790	76,790,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	05/01/45	62,600	62,600,000
Oregon (State of) Facilities Authority (Peace Health); Series 2008 A, Ref. VRD RB (LOC-U.S. Bank N.A.) (f)	0.05%	08/01/34	61,875	61,875,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (f)	0.05%	07/01/32	9,700	9,700,000
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	10/01/31	5,405	5,405,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	08/01/35	4,000	4,000,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.07%	05/01/28	3,615	3,615,000
Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	01/01/27	5,050	5,050,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	04/01/43	13,000	13,000,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (f)	0.06%	07/01/27	10,820	10,820,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.06%	07/01/38	8,685	8,685,000
Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	05/01/39	3,725	3,725,000
Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	02/01/39	3,710	3,710,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	05/01/30	$18,815	$18,815,000
Total Variable Rate Demand Notes (Cost $589,819,000)				589,819,000

Medium-Term Notes–3.95%

American Honda Finance Corp. Unsec. Medium-Term Notes (b)(c)(d)	0.28%	12/05/13	50,000	50,000,000
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes (b)(c)(d)	0.40%	12/01/14	100,000	100,000,834
Wells Fargo Bank, N.A.,
Sr. Unsec. Notes (d)	0.31%	12/19/14	60,000	60,000,000
Unsec. Notes (d)	0.34%	12/19/14	100,000	100,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes (b)(c)(d)	0.39%	12/07/14	75,000	75,000,000
Total Medium-Term Notes (Cost $385,000,834)				385,000,834
TOTAL INVESTMENTS (excluding Repurchase Agreements)–82.73% (Cost $8,057,528,008)				8,057,528,008

			Repurchase Amount
Repurchase Agreements–17.26%(g)

Barclays Capital Inc., Joint agreement dated 11/29/13, aggregate maturing value of $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,000,049; 0.63%-2.63%, 07/31/14-10/31/20)	0.07%	12/02/13	64,140,387	64,140,013
BNP Paribas Securities Corp., Open agreement date 11/29/2012, (collateralized by Corporate obligations & other instruments valued at $52,500,000; 2.13%-8.20%, 10/18/15-05/16/44) (c)(h)	0.16%	—	—	50,000,000
BNP Paribas Securities Corp., Open agreement dated 12/20/12, (collateralized by Corporate, asset backed securities & U.S. Government sponsored agency obligations valued at $104,835,037; 0%-7.55%, 01/21/14-03/01/47) (c)(h)	0.16%	—	—	100,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 11/29/13, aggregate maturing value of $500,003,333 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $510,000,007; 0.25%-2.63%, 12/31/13-08/15/20)	0.08%	12/02/13	175,001,166	175,000,000
Credit Suisse Securities (USA) LLC, Agreement dated 11/29/13, maturing value of $145,001,933 (collateralized by Corporate & U.S. Government sponsored agency obligations valued at $152,174,282; 0.51%-8.50%, 11/15/17-05/15/58) (c)	0.16%	12/02/13	145,001,933	145,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Asset-backed securities valued at $176,000,321; 0.27%-7.45%, 06/15/20-03/12/51) (c)(h)	0.56%	—	—	160,000,000
Federal Reserve Bank of New York, Agreement dated 11/29/13, maturing value $200,000,834 (collateralized by U.S. Treasury obligation valued at $200,000,834; 3.63%, 08/15/19)	0.05%	12/02/13	200,000,834	200,000,000
ING Financial Markets, LLC, Joint agreement dated 11/29/13, aggregate maturing value $750,005,625 (collateralized by U.S. Government sponsored obligations valued at $765,002,077; 2.50%-5.50%, 10/01/25-08/01/48)	0.09%	12/02/13	250,001,875	250,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 11/27/13, maturing value $122,095,092 (collateralized by Asset-backed securities, Mortgage-backed securities, U.S. Government sponsored agency obligations and other instruments valued at $131,228,691; 0%-11.00%, 10/08/14-05/25/52) (i)	0.46%	01/27/14	122,095,092	122,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 11/29/13, maturing value $75,037,188 (collateralized by Asset-backed securities, Mortgage-backed securities, U.S. Government sponsored agency obligations and other instruments valued at $80,265,713; 0%-11.95%, 04/15/16-12/31/99)	0.51%	01/03/14	75,037,188	75,000,000
RBC Capital Markets Corp., Term agreement dated 10/02/13, maturing value $150,068,625 (collateralized by Municipal obligations & Asset-backed securities valued at $157,500,001; 0%-7.35%, 06/01/15-12/01/48) (c)(i)	0.27%	12/02/13	150,068,625	150,000,000
RBC Capital Markets Corp., Term agreement dated 11/14/13, maturing value $130,023,256 (collateralized by Corporate obligations valued at $136,500,000; 0%-9.63%, 01/27/14-11/15/43) (c)(i)	0.23%	12/12/13	130,023,256	130,000,000
Societe Generale, Joint agreement dated 11/29/13, aggregate maturing value of $350,002,333 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,705; 0%-5.50%, 01/15/14-04/01/56)	0.08%	12/02/13	60,000,400	60,000,000
Total Repurchase Agreements (Cost $1,681,140,013)				1,681,140,013

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

TOTAL INVESTMENTS(j)(k)–99.99% (Cost $9,738,668,021)	9,738,668,021
OTHER ASSETS LESS LIABILITIES–0.01%	971,381
NET ASSETS–100.00%	$9,739,639,402

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the 1933 Act). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $4,011,602,106, which represented 41.19% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 13.9%; United Kingdom: 11.5%; Canada: 11.4%; Japan: 11.1%; other countries less than 5% each: 17.8%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

November 30, 2013

(Unaudited)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–51.94%

Federal Farm Credit Bank (FFCB)–1.49%

Unsec. Bonds (a)	0.12%	01/14/14	$20,000	$19,999,752

Federal Home Loan Bank (FHLB)–30.41%

Unsec. Bonds	0.09%	01/30/14	15,000	14,999,451
Unsec. Bonds	0.13%	04/11/14	15,000	14,997,592
Unsec. Bonds	0.12%	05/27/14	15,000	14,999,214
Unsec. Disc. Notes (b)	0.12%	01/02/14	15,000	14,998,400
Unsec. Disc. Notes (b)	0.07%	01/03/14	20,000	19,998,717
Unsec. Disc. Notes (b)	0.10%	01/17/14	15,000	14,998,140
Unsec. Disc. Notes (b)	0.09%	01/22/14	15,000	14,997,985
Unsec. Disc. Notes (b)	0.06%	01/31/14	25,000	24,997,458
Unsec. Disc. Notes (b)	0.07%	02/07/14	5,000	4,999,339
Unsec. Disc. Notes (b)	0.95%	04/04/14	15,000	14,995,092
Unsec. Disc. Notes (b)	0.97%	04/04/14	15,000	14,994,988
Unsec. Disc. Notes (b)	0.17%	05/01/14	20,000	19,985,739
Unsec. Disc. Notes (b)	0.10%	05/02/14	15,000	14,993,667
Unsec. Disc. Notes (b)	0.11%	05/14/14	15,000	14,992,483
Unsec. Disc. Notes (b)	0.11%	05/16/14	12,600	12,593,609
Unsec. Disc. Notes (b)	0.13%	05/28/14	5,000	4,996,910
Unsec. Global Bonds (a)	0.09%	01/16/14	25,000	25,000,221
Unsec. Global Bonds	0.12%	01/30/14	15,000	14,999,572
Unsec. Global Bonds (a)	0.11%	02/28/14	20,000	19,999,280
Unsec. Global Bonds	0.06%	03/20/14	25,000	24,998,840
Unsec. Global Bonds	0.06%	04/02/14	25,000	24,997,615
Unsec. Global Bonds (a)	0.16%	04/04/14	20,000	19,998,965
Unsec. Global Bonds (a)	0.11%	04/25/14	15,000	15,000,000
Unsec. Global Bonds (a)	0.11%	04/28/14	15,000	15,000,000
Unsec. Global Bonds (a)	0.20%	08/19/15	10,000	9,996,525
				407,529,802

Federal Home Loan Mortgage Corp. (FHLMC)–6.91%

Unsec. Disc. Notes (b)	0.09%	01/23/14	22,000	21,997,085
Unsec. Disc. Notes (b)	0.09%	02/24/14	8,750	8,748,141
Unsec. Disc. Notes (b)	0.11%	04/07/14	10,000	9,996,296
Unsec. Disc. Notes (b)	0.11%	04/08/14	18,000	17,993,280
Unsec. Disc. Notes (b)	0.12%	05/27/14	15,000	14,991,150
Series M006, Class A, Taxable VRD MFH Ctfs. (a)(c)	0.24%	10/15/45	18,899	18,898,906
				92,624,858

Federal National Mortgage Association (FNMA)–9.59%

Unsec. Disc. Notes (b)	0.12%	01/02/14	15,000	14,998,400
Unsec. Disc. Notes (b)	0.10%	01/15/14	15,000	14,998,219
Unsec. Disc. Notes (b)	0.05%	01/22/14	10,000	9,999,278
Unsec. Disc. Notes (b)	0.09%	01/22/14	15,000	14,998,050
Unsec. Disc. Notes (b)	0.10%	02/05/14	15,000	14,997,250
Unsec. Disc. Notes (b)	0.10%	02/12/14	15,000	14,996,897
Unsec. Disc. Notes (b)	0.09%	04/02/14	25,000	24,992,799
Unsec. Global Notes (a)	0.43%	03/07/14	18,500	18,508,887
				128,489,780

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Overseas Private Investment Corp. (OPIC)–1.67%

Gtd. VRD COP Bonds (c)	0.12%	03/15/19	$1,833	$1,833,333
Gtd. VRD COP Bonds (c)	0.12%	12/15/19	20,585	20,585,000
				22,418,333

Tennessee Valley Authority (TVA)–1.87%

Sr. Unsec. Disc. Notes (b)	0.05%	01/02/14	25,000	24,998,889
TOTAL INVESTMENTS (excluding Repurchase Agreements)–51.94% (Cost $696,061,414)				696,061,414

			Repurchase Amount

Repurchase Agreements–48.05%(d)

Barclays Capital Inc., Joint agreement dated 11/29/13, aggregate maturing value of $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,000,049 0.63%-2.63%, 07/31/14-10/31/20)	0.07%	12/02/13	3,841,284	3,841,262
Barclays Capital Inc., Joint term agreement dated 11/29/13 aggregate maturing value of $200,002,333 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,397; 0%-6.75%, 11/04/14-11/26/32 (e)	0.06%	12/06/13	75,000,875	75,000,000
BMO Capital Markets Corp., Joint agreement date 11/29/13, aggregate maturing value of $150,001,000 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $153,000,034; 0%-9.25%, 12/03/13-05/15/43)	0.08%	12/02/13	100,000,667	100,000,000
BNP Paribas Securities Corp., Joint agreement dated 11/29/13, aggregate maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,093; 0.18%-6.15%, 02/13/14-04/01/56)	0.07%	12/02/13	100,000,583	100,000,000
BNP Paribas Securities Corp., Joint term agreement dated 10/15/13, aggregate maturing value of $300,097,500 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,920; 0%-6.75%, 12/23/13-01/15/37) (e)	0.13%	01/13/14	50,016,250	50,000,000
Citigroup Global Markets Inc., Joint term agreements dated 11/27/13, aggregate maturing value of $250,003,403 (collateralized by U.S. Government sponsored agency & U.S. Treasury valued at $255,000,737; 0.12%-7.25%, 01/07/14-02/15/43) (e)	0.07%	12/04/13	50,000,681	50,000,000
Deutsche Bank Securities Inc., Joint term agreement dated 10/07/13, aggregate maturing value of $350,035,389 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,902; 0.11%-4.75%, 02/27/14-03/11/20) (e)	0.04%	01/06/14	50,005,056	50,000,000
ING Financial Markets, LLC, Joint agreement dated 11/29/13, aggregate maturing value $300,001,750 (collateralized by U.S. Government sponsored agency and U.S. Treasury obligations valued at $306,002,579; 0%-6.63%, 09/16/14-05/15/34)	0.07%	12/02/13	75,000,438	75,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 11/26/13, aggregate maturing value $350,003,403 (collateralized by U.S. Treasury obligations valued at $357,000,052; 0.88%-4.50%, 02/28/17-08/15/39) (e)	0.05%	12/03/13	50,000,486	50,000,000
Societe Generale, Joint agreement dated 11/29/13, aggregate maturing value of $350,002,333 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,705; 0%-5.50%, 01/15/14-04/01/56)	0.08%	12/02/13	40,000,266	40,000,000
Societe Generale, Joint term agreement dated 11/26/13, aggregate maturing value of $350,004,083 (collateralized by U.S. Government sponsored agency obligations valued at $357,284,288; 0%-6.25%, 03/05/14-04/01/56) (e)	0.06%	12/03/13	50,000,583	50,000,000
Total Repurchase Agreements (Cost $643,841,262)				643,841,262
TOTAL INVESTMENTS(f)–99.99% (Cost $1,339,902,676)				1,339,902,676
OTHER ASSETS LESS LIABILITIES–0.01%				90,620
NET ASSETS–100.00%				$1,339,993,296

Investment Abbreviations:

COP	— Certificates of Participation
Ctfs.	— Certificates
Disc.	— Discounted
Gtd.	— Guaranteed
MFH	— Multi-Family Housing
Sr.	— Senior
Unsec.	— Unsecured
VRD	— Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(f)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

November 30, 2013

(Unaudited)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–97.79%

Alabama–4.83%

Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC-Branch Banking & Trust Co.) (a)(b)	0.09%	07/01/15	$545	$545,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.06%	04/01/28	7,000	7,000,000
				7,545,000

California–4.86%

California (State of); Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC-Barclays Bank PLC) (a)(b)(c)	0.03%	05/01/40	7,600	7,600,000

Colorado–5.29%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.15%	02/01/31	2,260	2,260,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.15%	07/01/34	1,275	1,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.15%	06/01/30	2,900	2,900,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.15%	04/01/24	1,200	1,200,000
Gateway Regional Metropolitan District; Series 2008, Ref. & Improvement VRD Limited Tax GO Bonds (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.15%	12/01/37	640	640,000
				8,275,000

District of Columbia–3.51%

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.05%	04/01/38	4,000	4,000,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.20%	01/01/29	1,492	1,492,000
				5,492,000

Florida–2.72%

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP-FHLMC) (a)	0.04%	11/01/32	3,200	3,200,000
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.15%	10/01/21	1,045	1,045,000
				4,245,000

Georgia–6.30%

Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.) (a)(b)(d)(e)	0.20%	01/01/29	1,600	1,600,000
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.15%	08/01/21	300	300,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.15%	01/01/20	1,600	1,600,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Rabobank Nederland) (a)(b)(c)(e)	0.12%	08/01/27	1,000	1,000,000
Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(e)	0.20%	05/01/24	580	580,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(d)(e)	0.38%	12/01/18	500	500,000
Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.33%	09/01/19	600	600,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.15%	09/01/20	3,000	3,000,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia –(continued)

Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.15%	11/01/27	$660	$660,000
				9,840,000

Illinois–2.48%

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.16%	06/01/17	816	816,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.06%	08/15/25	505	505,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.16%	02/01/21	1,305	1,305,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris N.A.) (a)(b)(e)	0.16%	04/01/22	1,250	1,250,000
				3,876,000

Indiana–9.05%

Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.23%	12/01/23	550	550,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.15%	08/01/37	850	850,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC-Wells Fargo Bank N.A.) (a)(b)	0.05%	09/01/48	6,000	6,000,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris N.A.) (a)(b)(e)	0.16%	03/01/22	3,165	3,165,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-BMO Harris N.A.) (a)(b)(e)	0.16%	11/01/18	2,130	2,130,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.16%	10/01/19	1,450	1,450,000
				14,145,000

Iowa–0.93%

Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(e)	0.28%	06/01/28	800	800,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2013 C, RAN	2.00%	05/15/14	650	655,127
				1,455,127

Kansas–0.87%

Wichita (City of); Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	1,330	1,367,775

Louisiana–1.28%

Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (a)(b)(e)	0.13%	12/01/27	2,000	2,000,000

Maryland–4.03%

Baltimore (County of) (Metropolitan District); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	08/01/14	3,265	3,347,923
Maryland (State of) (State & Local Facilities Loan of 2009); First Series 2009 A, Unlimited Tax GO Bonds	2.00%	03/01/14	725	728,158
Montgomery (County of); Series 2006 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	05/01/14	2,175	2,218,079
				6,294,160

Massachusetts–1.11%

Boston (City of); Series 2004 A, Ref. Unlimited Tax GO Bonds	5.00%	01/01/14	1,000	1,004,009
Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(e)	0.29%	05/01/16	735	735,000
				1,739,009

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–0.82%

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.05%	10/15/38	$1,026	$1,026,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC-FHLB of Indianapolis) (a)(b)(e)	0.31%	07/01/32	250	250,000
				1,276,000

Minnesota–2.44%

Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.08%	08/01/15	1,300	1,300,000
Minneapolis (City of); Series 2013, Ref. Library Referendum Unlimited Tax GO Bonds	1.00%	12/01/14	1,885	1,900,532
Washington (County of) Housing & Redevelopment Authority; Series 2012 A, Pooled Ref. Governmental Housing RB	2.00%	02/01/14	610	611,743
				3,812,275

Missouri–6.24%

Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC-PNC Bank, N.A.) (a)(b)	0.08%	07/01/24	870	870,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC-FHLB of Chicago) (a)(b)	0.11%	08/01/38	2,745	2,745,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines) (a)(b)	0.16%	12/01/19	2,130	2,130,000
St. Louis (City of) Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.06%	12/01/40	4,000	4,000,000
				9,745,000

Nebraska–1.28%

Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.06%	08/15/32	1,000	1,000,000
Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.06%	06/01/31	1,000	1,000,000
				2,000,000

Nevada–3.14%

Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.) (a)(b)	0.05%	09/01/33	4,000	4,000,000
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP-FHLMC) (a)(e)	0.09%	10/01/37	900	900,000
				4,900,000

New Jersey–0.87%

Gloucester (County of); Series 2013, Unlimited Tax Go Bonds	1.00%	03/01/14	600	600,882
Monmouth (County of); Series 2008, Ref. Unlimited Tax GO Bonds	4.50%	01/15/14	750	753,955
				1,354,837

North Carolina–7.02%

Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(e)	0.20%	07/01/21	450	450,000
Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.15%	11/01/23	2,630	2,630,000
North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.15%	06/01/18	945	945,000
North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.15%	10/01/17	895	895,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.08%	09/01/27	4,105	4,105,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)

Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC-Branch Banking & Trust Co.) (a)(b)(e)	0.13%	08/01/20	$1,950	$1,950,000
				10,975,000

North Dakota–1.70%

Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.17%	12/01/14	2,655	2,655,000

Ohio–4.09%

Central Ohio Solid Waste Authority; Series 2012, Ref. & Improvement Solid Waste Facilities Limited Tax GO Bonds	3.00%	12/01/13	440	440,022
Columbus (City of); Series 2010 A, Unlimited Tax GO Bonds	4.00%	06/01/14	500	509,544
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (a)(b)	0.05%	11/01/30	5,000	5,000,000
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC-FHLB of Indianapolis) (a)(b)(d)(e)	0.13%	01/01/34	450	450,000
				6,399,566

Oregon–0.65%

Metro Oregon; Series 2012 B, Ref. Limited Tax GO Bonds	4.00%	06/01/14	1,000	1,018,786

Pennsylvania–3.23%

Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD (LOC-PNC Bank, N.A.) (a)(b)	0.15%	06/01/19	100	100,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.) (a)(b)	0.06%	11/01/26	195	195,000
Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.) (a)(b)	0.07%	11/01/14	100	100,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (a)(b)(c)	0.07%	07/01/38	800	800,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.15%	12/01/25	400	400,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.19%	04/01/17	225	225,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.15%	08/01/26	100	100,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.15%	12/01/26	450	450,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.19%	12/01/26	600	600,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.12%	12/01/29	900	900,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.15%	08/01/26	275	275,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.15%	11/01/18	500	500,000
Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC-PNC Bank, N.A.) (a)(b)	0.17%	12/01/14	400	400,000
				5,045,000

South Carolina–1.26%

Hilton Head Island (Town of); Series 2013 A, Unlimited Tax GO Bonds	3.00%	03/01/14	560	563,587
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.13%	07/01/17	1,400	1,400,000
				1,963,587

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–4.59%

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA) (a)	0.05%	05/15/33	$3,175	$3,175,000
Marion (County of) Industrial & Environmental Development Board (Valmont Industries); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(e)	0.20%	06/01/25	1,000	1,000,000
Nashville (City of) & Davidson (County of) Metro Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.17%	04/03/14	3,000	3,000,000
				7,175,000

Texas–5.33%

Bushland Independent School District Series 2013, School Building Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	2.00%	02/15/14	1,165	1,169,255
Copperas Cove (City of); Series 2011, Contract & Limited Tax GO Bonds	5.00%	08/15/14	1,000	1,033,490
Houston (City of); Series 2013 G-2, Commercial Paper GO Notes (c)	0.14%	01/07/14	3,000	3,000,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA) (a)	0.06%	02/15/28	900	900,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	2,200	2,229,386
				8,332,131

Utah–0.24%

Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC-U.S. Bank, N.A.) (a)(b)	0.15%	08/01/28	375	375,000

Virginia–1.73%

Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.15%	10/01/30	2,700	2,700,000

Washington–0.82%

Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(d)(e)	0.30%	07/01/21	365	365,000
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.15%	11/01/32	755	755,000
Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)(e)	0.09%	12/01/15	160	160,000
				1,280,000

West Virginia–0.06%

Keyser (City of) (Keyser Associates); Series 1989, Ref. VRD IDR (LOC-PNC Bank, N.A.) (a)(b)(d)	0.15%	07/01/14	100	100,000

Wisconsin–5.02%

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.07%	06/01/37	6,600	6,600,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.14%	06/01/25	100	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.16%	07/01/35	1,140	1,140,000
				7,840,000
TOTAL INVESTMENTS(f)(g)–97.79% (Cost $152,821,253)				152,821,253
OTHER ASSETS LESS LIABILITIES–2.21%				3,446,343
NET ASSETS–100.00%				$156,267,596

Investment Abbreviations:

CEP	— Credit Enhancement Provider
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

RAN	— Revenue Anticipation Notes
RB	— Revenue Bonds
Ref.	— Refunding
TRAN	— Tax and Revenue Anticipation Notes
VRD	— Variable Rate Demand
Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 5.9%; other countries less than 5% each: 7.0%.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the 1933 Act). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $7,323,000, which represented 4.69% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.

(f)	Also represents cost for federal income tax purposes.

(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Wells Fargo Bank, N.A.	23.9%
PNC Bank, N.A.	9.7
U.S. Bancorp	9.1
JPMorgan Chase Bank, N.A.	8.8
Bank of America, N.A.	6.2

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2013, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Item 2. Controls and Procedures.

(a)	As of November 19, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.